Basis of Presentation and Significant Accounting Policies - Non-Cash Investing and Financing Activities and Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-cash investing and financing activities:
Capital expenditures financed by accounts payable	$ 27	$ 115
Reclassification of interest paid in kind to additional paid in capital (Note 5)	3,547	3,430
Cash paid during the period for:
Interest	7,075	5,110
Income taxes	1,647	866
Cash received during the period for:
Income tax refunds	$ 952	$ 37